Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Jun. 30, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Authorized amounts under repurchase program	$ 300,000
Overstatement of deferred contract acquisition costs	(15,587)	$ (16,558)	$ (15,562)	$ (14,383)
Understatement of accumulated deficit	474,056	446,491
Foreign currency transaction gain (loss)	(1,500)	(500)	1,400
Accounts receivable, allowance for credit loss	$ 1,511	787	515
Guarantee obligations, term	6 months
Contract term with merchant	1 year
Capitalized contract cost, amortization period	4 years
Impairment of deferred contract costs	$ 0	1,205	0
Chargeback expense	(32,900)	(31,700)	(25,000)
Advertising expense	$ 4,400	$ 4,600	$ 4,900
Share options granted (in shares) | shares	0	0	0
Remaining unrecognized grant date fair value			$ 2,500
Total share-based compensation expense	$ 51,626	$ 57,831	62,410
Number of operating segments | segment	1
Number of reportable segments | segment	1
Operating lease right-of-use assets	$ 21,203	25,310
Present value of operating lease liabilities	$ 25,022
Ordinary Share Warrants
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Award vesting period					5 years
Vested and exercisable warrants (in shares) | shares	399,600
Issued and Outstanding Share Warrants (in shares) | shares	99,900
Vesting tranche one | Ordinary Share Warrants
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Award vesting period					3 years
Vesting tranche two | Ordinary Share Warrants
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Award vesting period					2 years
Common Class A
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Issued and Outstanding Share Warrants (in shares) | shares	499,500
Common Class B
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Issued and Outstanding Share Warrants (in shares) | shares	0
Software Development
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Capitalized software costs	$ 900	2,000
Amortization of intangible assets	1,100	1,500	1,500
Cloud Computing Arrangement Implementation Costs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Capitalized software costs	300	600
Amortization of intangible assets	$ 400	300	200
Software and Software Development Costs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property and equipment, useful life	4 years
Capitalized Sales Commissions
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Impairment of deferred contract costs	$ 0	1,000	0
Deferred Contract Fulfilment Costs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Impairment of deferred contract costs	$ 0	$ 200	$ 0
Restricted Stock Units (RSUs) | Vesting tranche two
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Award vesting period	6 months
Restricted Stock Units (RSUs) | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Award vesting period	4 years
Restricted Stock Units (RSUs) | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Award vesting period	5 years